EARNINGS (LOSS) PER SHARE - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Basic earnings per share
Resulted of the period attributable for controlling shareholders'	R$ 175,625	R$ 10,035,111	R$ 10,480,342	R$ 7,277,867
Weighted average number of shares in the period - in thousands			1,361,264	1,361,264
Weighted average treasury shares - in thousands			(14,088)	(12,042)
Weighted average number of outstanding shares - in thousands			1,347,176	1,349,222
Basic earnings (loss) per common share - R$	R$ 0.13057	R$ 7.43770	R$ 7.77949	R$ 5.39412